Production Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Production Costs [Line Items]
Consumption of raw materials and consumables	$ 160,224	$ 163,675
Employee compensation and benefits expense (Note 22)	169,109	148,256
Contractors and outside services	83,012	81,241
Utilities	24,764	20,335
Severance costs related to mine operations	3,509	0
Other expenses (1)	34,339	43,400
Changes in inventories (2)	25,713	(28,574)
Production Costs	500,670	428,333
NRV adjustments to inventory	12,300	(42,800)
Decomissioning Liability Adjustments [Member]
Production Costs [Line Items]
Other expenses (1)	$ (1,200)	$ (1,700)